Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation coverage limit amount	$ 250,000	$ 250,000
Cash	997,656	1,277,337
Unrecognized tax benefits
Amounts accrued for interest and penalties
Assets held in the trust account	233,476,543	$ 231,467,889
Warrants exercisable shares		7,886,643
Marketable securities	233,476,453	$ 231,467,815
Held in cash	$ 90	$ 74
Warrants purchase		7,886,643
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants exercisable shares	7,886,643	7,886,643
Warrants purchase	7,886,643	7,886,643